Inventory (Tables)	12 Months Ended
Jan. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Finished goods	1,556,353	1,848,392
Work in process	2,494,455	2,029,133
Raw materials	122,765	176,948
	4,173,573	4,054,473